COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 6 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on January 7, 2021, the holders of the Founder Shares, the Private Units, and any shares that may be issued in payment of Working Capital Loans (and all underlying securities) will be entitled to registration rights requiring the Company to register such securities for resale. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of Working Capital Loans can elect to exercise these registration rights at any time commencing on the date that the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, Chardan may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.30 per Unit, or $1,725,000. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, the Company has agreed to issue Chardan and/or its designees at the close of a Business Combination, a deferred discount equal to 0.5% of the amount sold in the Initial Public Offering in the form of the Company’s shares of common stock, at a price of $10.00 per share (28,750 shares). The Company recorded the value of the shares to be issued in the amount of $287,500 as an expense of the Initial Public Offering, resulting in a charge to stockholders’ equity, with a corresponding credit to deferred underwriting fee payable.

NOTE 6 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on January 7, 2021, the holders of the Founder Shares, the Private Units, and any shares that may be issued in payment of Working Capital Loans (and all underlying securities) will be entitled to registration rights requiring the Company to register such securities for resale. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of Working Capital Loans can elect to exercise these registration rights at any time commencing on the date that the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, Chardan may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

NOTE 6 — COMMITMENTS (continued)

Underwriting Agreement

The underwriters are entitled to 5.5% of the gross proceeds of the Company’s IPO as underwriting discounts, of which 2.0% was paid at the closing of the Company’s IPO. The payment of 3.5% of the gross proceeds of the Company’s IPO was deferred until the consummation of a business combination involving the Company, out of which 3.0% will be paid in cash and 0.5% will be paid in the form of the Company’s shares. On January 12, 2021, the Company consummated the IPO of 5,000,000 units, generating gross proceeds of $50,000,000, and paid $1,000,000 to the underwriters as the underwriting discounts.

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On January 14, 2021, the underwriter’s elected to fully exercise the over-allotment option to purchase an additional 750,000 Public Shares at a price of $10.00 per Public Share (see Note 8).

The underwriters are entitled to a deferred fee of $0.30 per Unit, or $1,725,000, upon the exercise of the over-allotment option, on January 14, 2021. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, the Company has agreed to issue Chardan and/or its designees at the close of a Business Combination, a deferred discount equal to 0.5% of the amount sold in the Initial Public Offering in the form of the Company’s shares of common stock, at a price of $10.00 per share (28,750 shares), see Note 8.